Summary of Significant Accounting Policies (Notes)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business and Reverse Merger and Recapitalization
IZEA, Inc. (the "Company"), formerly known as IZEA Holdings, Inc. and before that, Rapid Holdings, Inc., was incorporated in Nevada on March 22, 2010.  On May 12, 2011, the Company completed a share exchange pursuant to which it acquired all of the capital stock of IZEA Innovations, Inc. ("IZEA"), which became its wholly owned subsidiary.  IZEA was incorporated in the state of Florida in February 2006 and was later reincorporated in the state of Delaware in September 2006 and changed its name to IZEA, Inc. from PayPerPost, Inc. on November 2, 2007. In connection with the share exchange, the Company discontinued its former business and continued the social sponsorship business of IZEA as its sole line of business. The Company's headquarters are in Orlando, FL.

The Company is a leading company in the social sponsorship space. The Company currently operates multiple online properties including its premiere platforms, SocialSpark and SponsoredTweets, as well as its legacy platform PayPerPost. In 2012, the Company launched a new platform called Staree and a display-advertising network to use within its platforms called IZEAMedia. Social sponsorship is when a company compensates a social media publisher or influencer such as a blogger or tweeter ("creators") to share sponsored content with their social network audience. This sponsored content is shared within the body of a content stream, a practice known as “native advertising.” The Company generates its revenue primarily through the sale of sponsorship campaigns to its advertisers. The Company fulfills these campaigns through its platforms by utilizing its creators to complete sponsorship opportunities for its advertisers. The Company also generates revenue from the posting of targeted display advertising and from various service fees.

Reverse Stock Split
On July 30, 2012, the Company filed a Certificate of Change with the Secretary of State of Nevada to effect a reverse stock split of the issued and outstanding shares of its common stock at a ratio of one share for every 40 shares outstanding prior to the effective date of the reverse stock split. Additionally, the Company's total authorized shares of common stock were decreased from 500,000,000 shares to 12,500,000 shares and subsequently increased to 100,000,000 shares in February 2013. All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after May 12, 2011 reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.

Principles of Consolidation
The consolidated financial statements include the accounts of IZEA, Inc. and its wholly owned subsidiary, IZEA Innovations, Inc. (collectively, the "Company"). All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents
For purposes of the statement of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of three months or less to be cash equivalents.

Accounts Receivable and Concentration of Credit Risk
Accounts receivable are customer obligations due under normal trade terms. Uncollectability of accounts receivable is not significant since most customers are bound by contract and are required to fund the Company for all the costs of an “opportunity,” defined as an order created by an advertiser for a creator to write about the advertiser’s product. If a portion of the account balance is deemed uncollectible, the Company will either write-off the amount owed or provide a reserve based on the uncollectible portion of the account. Management determines the collectability of accounts by regularly evaluating individual customer receivables and considering a customer’s financial condition, credit history and current economic conditions. The Company does not have a reserve for doubtful accounts as of December 31, 2013 and December 31, 2012. Management believes that this estimate is reasonable, but there can be no assurance that the estimate will not change as a result of a change in economic conditions or business conditions within the industry, the individual customers or the Company. Any adjustments to this account are reflected in the consolidated statements of operations as a general and administrative expense. Bad debt expense was less than 1% of revenue for the twelve months ended December 31, 2013 and 2012.

Concentrations of credit risk with respect to accounts receivable are typically limited because a large number of geographically diverse customers make up the Company’s customer base, thus spreading the trade credit risk. The Company also controls credit risk through credit approvals, credit limits and monitoring procedures. The Company performs credit evaluations of its customers but generally does not require collateral to support accounts receivable. At December 31, 2013, two customers accounted for 23% of total accounts receivable in the aggregate, each of which accounted for more than 10% of the Company’s accounts receivable. At December 31, 2012, the Company had two customers which accounted for 46% of total accounts receivable in the aggregate. The Company had one customer that accounted for 12% of its revenue during the twelve months ended December 31, 2013. The Company had no customers that accounted for more than 10% of its revenue during the twelve months ended December 31, 2012.

Property and Equipment
Depreciation and amortization is computed using the straight-line method and half-year convention over the estimated useful lives of the assets as follows:

Computer Equipment	3 years
Office Equipment	3 - 10 years
Furniture and fixtures	5 - 10 years
Leasehold improvements	5 years

Major additions and improvements are capitalized, while replacements, maintenance and repairs, which do not improve or extend the life of the respective assets, are expensed as incurred. When assets are retired or otherwise disposed of, related costs and accumulated depreciation and amortization are removed and any gain or loss is recognized in net income or loss.

Impairment of Long-Lived Assets
The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. After analyzing expected future cash flows from a customer list it acquired in 2011, the Company determined that the fair value of this asset exceeded its carrying value as of December 31, 2012 and recorded a $48,249 impairment on the value of its customer lists in general and administrative expenses in the accompanying consolidated statements of operations. Additionally, the Company estimated that its future cash flows from these customers would be minimal after one more year and therefore, determined that the remaining fair value of the asset should be amortized equally over the remaining estimated useful life of one year.

Software Costs
The Company is in the process of developing a new platform called the IZEA Exchange (IZEAx). This platform will be utilized both internally and externally to facilitate native advertising campaigns on a greater scale. In accordance with ASC 350-40, Internal Use Software and ASC 985-730, Computer Software Research and Development, research phase costs should be expensed as incurred and development phase costs including direct materials and services, payroll and benefits and interest costs may be capitalized. The Company determined that on April 15, 2013, the project became technologically feasible and the development phase began. The Company capitalized $362,346 in payroll and benefit costs to software development costs in the consolidated balance sheet during the twelve months ended December 31, 2013. We released this platform to the public on March 10, 2014.

Revenue Recognition
The Company derives its revenue from three sources: revenue from an advertiser for the use of the Company's network of social media content creators to fulfill advertiser sponsor requests for a blog post, tweet, click or action ("Sponsored Revenue"), revenue from the posting of targeted display advertising ("Media Revenue") and revenue derived from various service fees charged to advertisers and creators ("Service Fee Revenue"). Sponsored revenue is recognized and considered earned after an advertiser's opportunity is posted on the Company's online platform and their request was completed and content listed, as applicable, by the Company's creators for a requisite period of time. The requisite period ranges from 3 days for an action or tweet to 30 days for a blog. Advertisers may prepay for services by placing a deposit in their account with the Company.  The deposits are typically paid by the advertiser via check, wire transfer or credit card. Deposits are recorded as unearned revenue until earned as described above. Media Revenue is recognized and considered earned when the Company's creators place targeted display advertising in blogs. Service fees charged to advertisers are primarily related to inactivity fees for dormant accounts and fees for additional services outside of sponsored revenue. Service fees charged to creators include upgrade account fees for obtaining greater visibility to advertisers in advertiser searches in our platforms, early cash-out fees if a creator wishes to take proceeds earned for services from their account when the account balance is below certain minimum balance thresholds and inactivity fees for dormant accounts. Service fees are recognized immediately when the maintenance or enhancement service is performed for an advertiser or creator.   All of the Company's revenue is generated through the rendering of services and is recognized under the general guidelines of SAB Topic 13 A.1 which states that revenue will be recognized when it is realized or realizable and earned. The Company considers its revenue as generally realized or realizable and earned once (i) persuasive evidence of an arrangement exists, (ii) services have been rendered, (iii) the price to the advertiser or customer is fixed (required to be paid at a set amount that is not subject to refund or adjustment) and determinable, and (iv) collectability is reasonably assured. The Company records revenue on the gross amount earned since it generally is the primary obligor in the arrangement, establishes the pricing and determines the service specifications.

Advertising Costs
Advertising costs are charged to expense as they are incurred, including payments to contact creators to promote the Company.  Advertising expense charged to operations for the twelve months ended December 31, 2013 and 2012 were approximately $67,000 and $332,000, respectively. Advertising costs are included in sales and marketing expense in the accompanying consolidated statements of operations.

Deferred Rent
The Company’s operating lease for its office facilities contains predetermined fixed increases of the base rental rate during the lease term which was recognized as rental expense on a straight-line basis over the lease term which ends in April 2019, but is renewable for one additional year until April 2020. The Company records the difference between the amounts charged to operations and amounts payable under the lease as deferred rent in the accompanying consolidated balance sheets.

Income Taxes
The Company has not recorded current income tax expense due to the generation of net operating losses. Deferred income taxes are accounted for using the balance sheet approach which requires recognition of deferred tax assets and liabilities for the expected future consequences of temporary differences between the financial reporting basis and the tax basis of assets and liabilities. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized.

The Company identifies and evaluates uncertain tax positions, if any, and recognizes the impact of uncertain tax positions for which there is a less than more-likely-than-not probability of the position being upheld when reviewed by the relevant taxing authority. Such positions are deemed to be unrecognized tax benefits and a corresponding liability is established on the balance sheet. The Company has not recognized a liability for uncertain tax positions. If there were an unrecognized tax benefit, the Company would recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in operating expenses. The Company’s tax years, subject to examination by the Internal Revenue Service, generally remain open for three years from the date of filing.

Convertible Preferred Stock
The Company accounts for its convertible preferred stock under the provisions of Accounting Standards Codification ("ASC") on Distinguishing Liabilities from Equity, which sets forth the standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. The ASC requires an issuer to classify a financial instrument that is within the scope of the ASC as a liability if such financial instrument embodies an unconditional obligation to redeem the instrument at a specified date and/or upon an event certain to occur. The Series A Convertible Preferred Stock of the Company issued in May 2011 did not have a redemption feature and all of these shares had been converted into common stock as of December 31, 2013.

Derivative Financial Instruments
Derivative financial instruments are defined as financial instruments or other contracts that contain a notional amount and one or more underlying (e.g., interest rate, security price or other variable), require no initial net investment and permit net settlement. Derivative financial instruments may be free-standing or embedded in other financial instruments. Further, derivative financial instruments are initially, and subsequently, measured at fair value and recorded as liabilities or, in rare instances, assets. The Company accounts for derivative instruments in accordance with ASC 815, Derivatives and Hedging (“ASC 815”), which requires additional disclosures about the Company’s objectives and strategies for using derivative instruments, how the derivative instruments and related hedged items are accounted for, and how the derivative instruments and related hedging items affect the financial statements. The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk. Terms of convertible debt and equity instruments are reviewed to determine whether or not they contain embedded derivative instruments that are required under ASC 815 to be accounted for separately from the host contract, and recorded on the balance sheet at fair value. The fair value of derivative liabilities, if any, is required to be revalued at each reporting date, with corresponding changes in fair value recorded in current period operating results. Pursuant to ASC 815, an evaluation of specifically identified conditions is made to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

The Company records a beneficial conversion feature (“BCF”) related to the issuance of convertible debt and equity instruments that have conversion features at fixed rates that are in-the-money when issued, and the fair value of warrants issued in connection with those instruments. The BCF for the convertible instruments is recognized and measured by allocating a portion of the proceeds to warrants, based on their relative fair value, and as a reduction to the carrying amount of the convertible instrument equal to the intrinsic value of the conversion feature. The discounts recorded in connection with the BCF and warrant valuation are recognized (a) for convertible debt as interest expense over the term of the debt, using the effective interest method or (b) for preferred stock as dividends at the time the stock first becomes convertible.

Fair Value of Financial Instruments
The Company’s financial instruments are recorded at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The valuation techniques are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect certain market assumptions. There are three levels of inputs that may be used to measure fair value:

•	Level 1 – Valuation based on quoted market prices in active markets for identical assets and liabilities.

•	Level 2 – Valuation based on quoted market prices for similar assets and liabilities in active markets.

•	Level 3 – Valuation based on unobservable inputs that are supported by little or no market activity, therefore requiring management’s best estimate of what market participants would use as fair value.
Fair value estimates discussed herein are based upon certain market assumptions and pertinent information available to management. The Company does not have any Level 1 or 2 financial assets or liabilities. The Company’s Level 3 financial liabilities measured at fair value consisted of a warrant liability as of December 31, 2013 (see Note 5). Significant unobservable inputs used in the fair value measurement of the warrants include the estimated term. Significant increases (decreases) in the estimated remaining period to exercise would result in a significantly higher (lower) fair value measurement. In developing our credit risk assumption used in the fair value of warrants, consideration was made of publicly available bond rates and US Treasury Yields. However, since the Company does not have a formal credit-standing, management estimated its standing among various reported levels and grades for use in the model. During all periods, management estimated that the Company's standing was in the speculative to high-risk grades (BB- to CCC in the Standard and Poor's Rating). A significant increase (decrease) in the risk-adjusted interest rate could result in a significantly lower (higher) fair value measurement.

The respective carrying value of certain on-balance-sheet financial instruments approximated their fair values due to the short-term nature of these instruments. These financial instruments include cash and cash equivalents, accounts receivable, accounts payable and accrued expenses. Unless otherwise disclosed, the fair value of the Company’s notes payable and capital lease obligations approximate their carrying value based upon current rates available to the Company.

Certain convertible promissory notes are recorded at the fair value of the hybrid instrument as a whole and are recorded at their common stock equivalent value. Significant unobservable inputs used in the fair value of the hybrid instruments include the estimated number of common shares underlying the promissory notes and the fair value of the common stock to be issued upon conversion. Generally, an increase (decrease) in the estimated number of shares underlying the promissory notes or the fair value of the common stock to be issued upon conversion would result in a (higher) lower fair value measurement.

Stock-Based Compensation
Stock-based compensation cost related to stock options granted under the May 2011 Equity Incentive Plan and August 2011 B Equity Incentive Plan (together, the "2011 Equity Incentive Plans") (see Note 7) is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions noted in the table below. The Company estimates the fair value of its common stock using the closing stock price of its common stock as quoted in the OTCQB marketplace on the date of the agreement.  Prior to April 1, 2012, due to limited trading history and volume, the Company estimated the fair value of its common stock using recent independent valuations or the value paid in equity financing transactions. The Company estimates the volatility of its common stock at the date of grant based on the volatility of comparable peer companies that are publicly traded and have had a longer trading history than itself. The Company determines the expected life based on historical experience with similar awards, giving consideration to the contractual terms, vesting schedules and post-vesting forfeitures. The Company uses the risk-free interest rate on the implied yield currently available on U.S. Treasury issues with an equivalent remaining term approximately equal to the expected life of the award. The Company has never paid any cash dividends on its common stock and does not anticipate paying any cash dividends in the foreseeable future. The Company used the following assumptions for options granted under the 2011 Equity Incentive Plans during the twelve months ended December 31, 2013 and 2012:

	Twelve Months Ended
2011 Equity Incentive Plans Assumptions	December 31, 2013	December 31, 2012
Expected term	9 years	5 years
Weighted average volatility	51.51%	54.89%
Weighted average risk free interest rate	2.17%	0.75%
Expected dividends	—	—

The Company estimates forfeitures when recognizing compensation expense and this estimate of forfeitures is adjusted over the requisite service period based on the extent to which actual forfeitures differ, or are expected to differ, from such estimates.  Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment, which is recognized in the period of change, and also impact the amount of unamortized compensation expense to be recognized in future periods.  Current average expected forfeiture rates were 3.72% and 50.21% during the twelve months ended December 31, 2013 and 2012.

Non-Employee Stock-Based Compensation
The Company's accounting policy for equity instruments issued to consultants and vendors in exchange for goods and services follows the provisions of ASC 505, “Equity-Based Payments to Non-Employees.” The measurement date for the fair value of the equity instruments issued is determined at the earlier of (i) the date at which a commitment for performance by the consultant or vendor is reached or (ii) the date at which the consultant or vendor's performance is complete. The fair value of equity instruments issued to consultants that vest immediately is expensed when issued. The fair value of equity instruments issued to consultants that have future vesting and are subject to forfeiture if performance does not occur is recognized as expense over the vesting period. Fair values for the unvested portion of issued instruments are adjusted each reporting period. The change in fair value is recorded to additional paid-in capital. Stock-based compensation related to non-employees is accounted for based on the fair value of the related stock or the fair value of the services, whichever is more readily determinable.

Segment Information
The Company does not identify separate operating segments for management reporting purposes. The results of operations are the basis on which management evaluates operations and makes business decisions.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements
There are several new accounting pronouncements issued by the Financial Accounting Standards Board ("FASB") which are not yet effective.  Management does not believe any of these accounting pronouncements will have a material impact on the Company's financial position or operating results.

Reclassifications
Certain items have been reclassified in the 2012 financial statements to conform to the 2013 presentation.